Fair Value Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Estimated Fair Value Financial Instruments
	June 30, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$963,383	$963,383	$3,382,994	$3,382,994
Accounts receivable	237,509	237,509	219,352	219,352
Interest receivable	178,477	178,477	175,912	175,912
Mortgage loans receivable	23,227,248	27,494,751	24,732,280	25,646,901
Bond portfolio	13,046,616	13,046,616	11,940,616	11,940,616
Secured investor certificates	27,463,000	33,746,095	27,924,000	35,415,944

	December 31, 2016		December 31, 2015
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 3,382,994	$ 3,382,994	$ 4,377,110	$ 4,377,110
Accounts receivable	219,352	219,352	189,609	189,609
Interest receivable	175,912	175,912	172,169	172,169
Mortgage loans receivable	24,732,280	25,646,901	25,354,876	29,054,399
Bond portfolio	11,940,616	11,940,616	10,713,428	10,713,428
Secured investor certificates	27,924,000	35,415,944	28,246,000	36,995,152